FEDERATED SHORT-TERM INCOME FUND
Institutional Shares
Institutional Service Shares
(A portfolio of Federated Income Securities Trust)
_______________________________________________________________________________
Supplement to the Prospectus dated June 30, 2003



I. Under the section entitled "Who Manages the Fund?" please delete the biography of Robert E. Cauley in its entirety and add the following biographical information:





   Christopher J. Smith
   Christopher   J.  Smith  has  been  the  Fund's   Portfolio
   Manager since November 2003. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.





Federated Securities Corp., Distributor

Cusip 21420C209

Cusip 31420C308

29647 (12/03)

                                               December 22, 2003